CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 187,609	$ 176,226
Restricted cash	1,339	1,295
Short-term bank deposits	207,450	253,400
Marketable securities	77,616	0
Accounts receivable (net of allowance of $2,091 and $2,134 at December 31, 2023 and 2022, respectively)	231,539	160,488
Prepaid expenses and other current assets	21,033	12,049
Total Current Assets	726,586	603,458
Long-Term Assets
Property and equipment, net	3,179	3,611
Operating lease right-of-use assets	6,609	10,130
Intangible assets, net	88,652	51,664
Goodwill	247,975	195,527
Deferred taxes	4,180	5,779
Other assets	85	49
Total Long-Term Assets	350,680	266,760
Total Assets	1,077,266	870,218
Current Liabilities:
Accounts payable	217,181	155,854
Accrued expenses and other liabilities	42,636	37,869
Short-term operating lease liability	4,198	3,900
Deferred revenue	2,297	2,377
Short-term payment obligation related to acquisitions	73,716	34,608
Total Current Liabilities	340,028	234,608
Long-Term Liabilities
Payment obligation related to acquisition	0	33,113
Long-term operating lease liability	3,448	7,580
Other long-term liabilities	15,643	11,783
Total Long-Term Liabilities	19,091	52,476
Total Liabilities	359,119	287,084
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares of ILS 0.03 par value - Authorized: 80,000,000 and 60,000,000 shares at December 31, 2023 and 2022, respectively; Issued: 48,106,683 and 46,287,732 at December 31, 2023 and 2022, respectively; Outstanding: 47,991,344 and 46,172,393 shares at December 31, 2023 and 2022, respectively	413	398
Additional paid-in capital	530,620	513,534
Treasury shares at cost (115,339 shares at December 31, 2023 and 2022)	(1,002)	(1,002)
Accumulated other comprehensive loss	(83)	(582)
Retained earnings	188,199	70,786
Total Shareholders' Equity	718,147	583,134
Total Liabilities and Shareholders' Equity	$ 1,077,266	$ 870,218